Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,928,000
Proposed Maximum Offering Price per Unit	1.32
Maximum Aggregate Offering Price	$ 2,544,960
Fee Rate	0.01381%
Amount of Registration Fee	$ 351.46
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of common stock of Sportsman’s Warehouse Holdings, Inc. (the “Registrant”) that become issuable under the Registrant’s Second Amended and Restated 2019 Performance Incentive Plan (the “2019 Plan”) set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable.

(2) Represents 1,928,000 additional shares of common stock reserved for issuance under the 2019 Plan.

(3) Pursuant to Rule 457(h), the registration fee was computed based upon $1.32, which is the average of the high and low selling prices of the Registrant's common stock as reported on The Nasdaq Stock Market LLC on May 28, 2026, which date is within five business days prior to the filing of this registration statement.